ORGANIZATION AND CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2022
Management Commentary Explanatory [Abstract]
ORGANIZATION AND CAPITAL MANAGEMENT	ORGANIZATION AND CAPITAL MANAGEMENT
Brookfield Asset Management Inc. (the “Corporation”) is a global alternative asset management company. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The company owns and operates assets with a focus on renewable power and transition, infrastructure, private equity, real estate and credit. The Corporation is listed on the New York and Toronto stock exchanges under the symbols BAM and BAM.A, respectively. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 300, Toronto, Ontario, M5J 2T3.
Capital Management
The company utilizes the Corporation’s Capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The performance of the Corporation’s Capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 12-15% return compounded over the long term while always maintaining excess capital to support ongoing operations.
The Corporation’s Capital consists of the capital invested in its asset management activities, including investments in entities that it manages, its corporate investments that are held outside of managed entities and its net working capital. The Corporation’s Capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at June 30, 2022, the Corporation’s Capital totaled $58.1 billion (December 31, 2021 – $57.5 billion), and is computed as follows:

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	2022	2021
Cash and cash equivalents	$1,606	$1,197
Other financial assets	6,353	3,430
Common equity in managed investments	45,069	46,248
Other assets and liabilities of the Corporation	5,053	6,585
Corporation’s Capital	$58,081	$57,460
Corporation’s Capital is comprised of the following:
Common equity	$41,652	$42,210
Preferred shares	4,145	4,145
Non-controlling interest	230	230
Corporate borrowings	12,054	10,875
	$58,081	$57,460
The Corporation generates returns on its capital through management fees and performance revenues earned as an asset manager, as well as distributions or dividends earned from its capital invested in managed entities, and through performance of the Corporation’s financial asset investments. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders’ common equity.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at June 30, 2022 is as follows:

AS AT JUN. 30, 2022 (MILLIONS)	The Corporation	Managed Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,606	$10,599	$—	$12,205
Other financial assets	6,353	16,749	—	23,102
Accounts receivable and other[1]	1,494	25,175	(106)	26,563
Inventory	2	12,868	—	12,870
Assets classified as held for sale	—	10,189	—	10,189
Equity accounted investments	6,554	38,694	—	45,248
Investment properties	25	106,927	—	106,952
Property, plant and equipment	224	113,995	—	114,219
Intangible assets	208	34,542	—	34,750
Goodwill	355	21,749	—	22,104
Deferred income tax assets	2,028	1,636	—	3,664
Accounts payable and other[1]	(4,991)	(46,249)	106	(51,134)
Liabilities associated with assets classified as held for sale	—	(1,556)	—	(1,556)
Deferred income tax liabilities	(399)	(20,338)	—	(20,737)
Subsidiary equity obligations	(447)	(4,341)	—	(4,788)
Total	13,012	320,639	—	333,651
Common equity in managed investments[2]	45,069	—	(45,069)	—
Corporation’s Capital	58,081	320,639	(45,069)	333,651
Less:
Corporate borrowings	12,054	—	—	12,054
Non-recourse borrowings of managed entities	—	187,585	—	187,585
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	87,985	—	88,215
Common equity	$41,652	$45,069	$(45,069)	$41,652
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $106 million and $106 million, respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.
Common equity in managed investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our corporate and asset management segments, excluding non-controlling interests. This measure is equal to the sum of the common equity in our Renewable Power and Transition, Infrastructure, Private Equity, Real Estate and Residential Development operating segments.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2021 is as follows:

AS AT DEC. 31, 2021 (MILLIONS)	The Corporation	Managed Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,197	$11,497	$—	$12,694
Other financial assets	3,430	13,116	—	16,546
Accounts receivable and other[1]	2,697	19,694	(631)	21,760
Inventory	2	11,413	—	11,415
Assets classified as held for sale	—	11,958	—	11,958
Equity accounted investments	6,553	39,547	—	46,100
Investment properties	16	100,849	—	100,865
Property, plant and equipment	215	115,274	—	115,489
Intangible assets	215	30,394	—	30,609
Goodwill	361	19,866	—	20,227
Deferred income tax assets	2,064	1,276	—	3,340
Accounts payable and other[1]	(5,104)	(48,073)	631	(52,546)
Liabilities associated with assets classified as held for sale	—	(3,148)	—	(3,148)
Deferred income tax liabilities	(299)	(20,029)	—	(20,328)
Subsidiary equity obligations	(135)	(4,173)	—	(4,308)
Total	11,212	299,461	—	310,673
Common equity in managed investments[2]	46,248	—	(46,248)	—
Corporation’s Capital	57,460	299,461	(46,248)	310,673
Less:
Corporate borrowings	10,875	—	—	10,875
Non-recourse borrowings of managed entities	—	165,057	—	165,057
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	88,156	—	88,386
Common equity	$42,210	$46,248	$(46,248)	$42,210
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $631 million and $631 million, respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.